Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Current	(2,290,252)	(3,213,528)	(471,821)
Deferred	-	(146,597)	(21,524)
Income tax expense	(2,290,252)	(3,360,125)	(493,345)

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets and liabilities were as follows:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Deferred tax assets:
Allowance for credit losses	443,086	296,489	43,532
Deferred tax assets, net	443,086	296,489	43,532

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
VAT taxes payable	439,126	330,835	48,574
Income taxes payable	17,323,701	20,106,460	2,952,100
Other taxes payable	904,411	13,985	2,054
Total	18,667,238	20,451,280	3,002,728